Retirement benefits - Summary of Retirement Benefits by Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		$ 2,904	$ (2,854)
Non-current assets		10,200	8,471
Non-current liabilities:	[1]	(7,296)	(11,325)
Pensions
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:		(4,417)	(6,458)
OPEB
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:		(2,879)	(4,867)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		(73,481)	(107,336)	$ (115,792)
Obligations | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		(2,879)	(4,867)	(5,368)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		76,756	104,495	$ 102,678
Asset ceilings
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		$ (371)	$ (13)

[1]	Goodwill, previously presented under Intangible assets, is separately presented as from 2022. Prior period comparatives have been revised to conform with current year presentation.